Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31, 2013 and December 31, 2012:

	December 31,
	2013	2012
Construction in progress	$308,411	$212,189
Analyzers	1,421,293	918,940
Computers and office equipment	244,454	219,190
Machinery and equipment	910,643	400,154
Leasehold improvements	366,945	326,640
Furniture and fixtures	11,730	6,414
Equipment under capital lease	1,462,122	188,918

	4,725,598	2,272,445
Less: accumulated depreciation and amortization	(1,022,016)	(541,006)

Total Property and equipment, net	$3,703,582	$1,731,439